UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01545

Eaton Vance Special Investment Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Eaton Vance Balanced Fund  as of March 31, 2007 (Unaudited)

Eaton Vance Balanced Fund (the Fund), a series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At March 31, 2007, the Fund owned approximately 82.6% of Capital Growth Portfolio’s outstanding interests, approximately 58.7% of Investment Grade Income Portfolio’s outstanding interests and approximately 1.5% of Large-Cap Value Portfolio’s outstanding interests. The Fund’s Schedule of Investments at March 31, 2007 is set forth below.

Investment	Value	% of Fund’s Net Assets
Capital Growth Portfolio (identified cost, $67,109,056)	$80,816,201	36.7%
Investment Grade Income Portfolio (identified cost, $65,398,515)	$65,907,487	29.9%
Large-Cap Value Portfolio (identified cost, $51,733,121)	$73,501,129	33.4%
Total Investments — 100.0% (identified cost, $184,240,692)	$220,224,817	100.0%
Other Assets, Less Liabilities — (0.0%)	$(92,868)	(0.0)%
Net Assets — 100%	$220,131,949	100.0%

Eaton Vance Capital & Income Strategies Fund as of March 31, 2007 (Unaudited)

Eaton Vance Capital & Income Strategies Fund (The Fund), a series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At March 31, 2007, the Fund owned approximately 0.01% of Boston Income Portfolio’s outstanding interests, less than 0.01% of Large-Cap Value Portfolio’s outstanding interests and approximately 0.02% of Utilities Portfolio’s outstanding interests. The Fund’s Schedule of Investments at March 31, 2007 is set forth below.

Investment	Value	% of Fund’s Net Assets
Boston Income Portfolio (identified cost, $231,281)	$231,788	29.3%
Large-Cap Value Portfolio (identified cost, $230,047)	$231,058	29.3%
Utilities Portfolio (identified cost, $233,362)	$238,533	30.2%
Total Investments — 88.8% (identified cost, $694,690)	$701,379	88.8%
Other Assets, Less Liabilities — 11.2%	$88,441	11.2%
Net Assets — 100%	$789,820	100.0%

A copy of each Portfolio’s Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Eaton Vance Emerging Markets Fund as of March 31, 2007 (Unaudited)

Eaton Vance Emerging Markets Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Emerging Markets Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2007, the value of the Fund’s investment in the Portfolio was $176,924,091 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Emerging Markets Portfolio                                                                                                                  as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value
Airlines — 2.1%
Thai Airways International Public Company, Ltd.	2,889,900	$3,611,343
		$3,611,343
Auto Components — 1.9%
Hyundai Mobis	38,810	$3,330,747
		$3,330,747
Automobiles — 4.3%
Denway Motors, Ltd.	8,422,000	$3,664,836
Hyundai Motor Co.	56,520	3,957,888
		$7,622,724
Chemicals — 5.5%
Makhteshim-Agan Industries, Ltd.	664,016	$4,187,168
Nan Ya Plastic Corp.	2,963,343	5,541,313
		$9,728,481
Commercial Banks — 14.9%
Banco do Brasil S.A.	181,400	$5,912,789
Grupo Financiero Banorte DA de C.V.	892,500	4,239,000
Kookmin Bank	50,150	4,510,722
Krung Thai Bank Public Company, Ltd. (1)	10,223,000	3,503,544
Malayan Banking Berhad	1,062,600	3,937,831
Woori Finance Holdings Co., Ltd.	178,680	4,322,370
		$26,426,256
Computer Peripherals — 3.4%
Acer, Inc.	1,609,560	$3,082,394
Asustek Computer, Inc.	1,276,000	2,996,067
		$6,078,461
Construction Materials — 1.9%
Siam Cement Public Company, Ltd.	487,300	$3,335,447
		$3,335,447
Diversified Telecommunication Services — 6.3%
China Telecom Corp., Ltd.	7,118,000	$3,482,500
KT Corp.	84,580	3,790,788
Telekomunikacja Polska S.A.	482,000	3,937,350
		$11,210,638
Electric Utilities — 6.6%
Enersis S.A.	13,231,216	$4,321,600
Enersis S.A. ADR	13,282	216,364
RAO Unified Energy System GDR	52,302	7,125,436
		$11,663,400

1

Energy Equipment & Services — 2.4%
Tenaris S.A. ADR	92,927	$4,265,349
		$4,265,349
Food & Staples Retailing — 4.0%
Shinsegae Co., Ltd.	5,760	$3,301,547
Wal-Mart de Mexico S.A.	892,900	3,821,675
		$7,123,222
Food Products — 3.8%
Bunge, Ltd.	36,100	$2,968,142
China Milk Products Group, Ltd. (1)	4,485,000	3,699,395
		$6,667,537
Household Durables — 4.1%
Corporacion GEO S.A. (1)	705,000	$4,097,534
Steinhoff International Holding, Ltd.	972,213	3,129,194
		$7,226,728
Household Products — 2.2%
Kimberly-Clark de Mexico S.A. de C.V.	851,600	$3,808,863
		$3,808,863
Industrial Conglomerates — 5.6%
Barloworld Ltd.	213,577	$5,307,381
Sime Darby Berhad	1,986,600	4,641,822
		$9,949,203
Insurance — 4.7%
Cathay Financial Holding Co., Ltd.	1,715,241	$3,553,898
Samsung Fire & Marine Insurance Co., Ltd. (1)	27,890	4,659,554
		$8,213,452
Machinery — 2.0%
PT United Tractors Tbk	4,428,500	$3,576,197
		$3,576,197
Metals & Mining — 7.2%
AngloGold Ashanti, Ltd.	93,700	$4,173,871
Gold Fields, Ltd.	216,743	3,995,188
POSCO	10,950	4,565,855
		$12,734,914
Oil, Gas & Consumable Fuels — 9.5%
China Petroleum and Chemical Corp.	5,632,000	$4,753,529
CNOOC, Ltd.	4,158,000	3,638,889
OAO Gazprom ADR	103,700	4,345,030
PTT Public Company, Ltd.	686,000	4,075,636
		$16,813,084

2

Semiconductors & Semiconductor Equipment — 2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,364,061	$4,810,937
		$4,810,937
Wireless Telecommunication Services — 1.9%
Mobile TeleSystems, ADR	59,700	$3,340,812
		$3,340,812
Total Common Stocks (identified cost $124,652,072)		$171,537,795

Preferred Stocks — 2.7%

Security	Shares	Value
Electric Utilities — 2.7%
Cia Energetica de Minas Gerais	96,860,000	$4,781,456
		$4,781,456
Total Preferred Stocks (identified cost $2,307,307)		$4,781,456
Total Investments — 99.7% (identified cost $126,959,379)		$176,319,251
Other Assets, Less Liabilities — 0.3%		$605,158
Net Assets—100.0%		$176,924,409

ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt.
(1)		Non-income producing security.

3

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Republic of Korea	18.3%	$32,439,471
Taiwan	11.3%	19,984,609
China	10.9%	19,239,149
South Africa	9.4%	16,605,634
Mexico	9.0%	15,967,072
Russia	8.4%	14,811,278
Thailand	8.2%	14,525,970
Brazil	7.8%	13,662,387
Malaysia	4.8%	8,579,653
Chile	2.6%	4,537,964
Argentina	2.4%	4,265,349
Israel	2.4%	4,187,168
Poland	2.2%	3,937,350
Indonesia	2.0%	3,576,197
	99.7%	$176,319,251

The Portfolio did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$126,959,379
Gross unrealized appreciation	$51,334,261
Gross unrealized depreciation	(1,974,389)
Net unrealized appreciation	$49,359,872

The net unrealized depreciation on foreign currency at March 31, 2007 was $794.

4

Eaton Vance Equity Asset Allocation Fund as of March 31, 2007 (Unaudited)

Eaton Vance Equity Asset Allocation Fund (The Fund), a series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At March 31, 2007, the Fund owned approximately 0.2% of Growth Portfolio’s outstanding interests, approximately 2.5% of International Portfolio’s outstanding interests, approximately 0.6% of Large-Cap Growth Portfolio’s outstanding interests, approximately 0.01% of Large-Cap Value Portfolio’s outstanding interests, approximately 0.6% of Small-Cap Growth Portfolio’s outstanding interests and approximately 1.1% of SMID-Cap Portfolio’s outstanding interests. The Fund’s Schedule of Investments at March 31, 2007 is set forth below.

		% of Fund’s
Investment	Value	Net Assets
Growth Portfolio (identified cost, $267,888)	$264,182	11.9%
International Equity Portfolio (identified cost, $434,149)	$435,354	19.5%
Large-Cap Growth Portfolio (identified cost, $542,636)	$534,772	24.0%
Large-Cap Value Portfolio (identified cost, $490,768)	$489,294	22.0%
Small-Cap Growth Portfolio (identified cost, $164,509)	$165,948	7.4%
SMID-Cap Portfolio (identified cost, $291,281)	$284,279	12.8%
Total Investments — 97.6% (identified cost, $2,191,231)	$2,173,829	97.6%
Other Assets, Less Liabilities — 2.4%	$54,014	2.4%
Net Assets — 100%	$2,227,843	100.0%

A copy of each Portfolios’ Form N-Q is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Eaton Vance Greater India Fund as of March 31, 2007 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in South Asia Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2007, the value of the Fund’s investment in the Portfolio was $978,336,725 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

South Asia Portfolio                                                                                                                             as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
India — 93.9%
Airlines — 3.2%
Jet Airways (India) Ltd.	2,113,381	$30,794,381
		$30,794,381
Auto Components — 0.5%
Motor Industries Co. Ltd.	62,234	$4,664,737
		$4,664,737
Automobiles — 6.5%
Mahindra and Mahindra Ltd.	1,492,875	$26,690,626
Maruti Udyog Ltd.	1,977,310	37,208,030
		$63,898,656
Beverages — 2.6%
United Spirits Ltd.	1,315,182	$24,982,442
		$24,982,442
Chemicals — 2.7%
United Phosphorus Ltd.	3,538,180	$26,291,110
		$26,291,110
Commercial Banks — 5.0%
HDFC Bank Ltd.	1,001,278	$21,709,213
ICICI Bank Ltd.	760,258	14,706,524
Union Bank of India Ltd.	5,326,201	12,697,581
		$49,113,318
Construction & Engineering — 3.9%
Jaiprakash Associates Ltd.	3,073,431	$37,921,319
		$37,921,319
Construction Materials — 3.7%
Grasim Industries Ltd.	360,170	$17,340,102
Ultra Tech Cement Ltd.	1,090,214	19,268,389
		$36,608,491
Electrical Equipment — 5.1%
ABB Ltd.	131,500	$10,685,180
Bharat Heavy Electricals Ltd.	762,178	39,521,432
		$50,206,612
Gas Utilities — 0.4%
Indraprastha Gas Ltd.	1,899,300	$4,334,495
		$4,334,495

1

Household Durables — 3.6%
Sobha Developers Ltd.	1,915,264	$35,401,429
		$35,401,429
Household Products — 0.5%
Hindustan Lever Ltd.	987,330	$4,640,519
		$4,640,519
Independent Power Producers & Energy Traders — 2.9%
NTPC Ltd.	8,190,579	$28,235,016
		$28,235,016
Industrial Conglomerates — 3.1%
Siemens India Ltd.	1,211,286	$30,170,532
		$30,170,532
IT Services — 12.0%
Infosys Technologies Ltd.	944,927	$43,674,296
Mphasis Ltd.	1,708,480	11,051,235
Satyam Computer Services Ltd.	1,404,018	15,086,584
Tata Consultancy Services Ltd.	1,680,071	47,570,518
		$117,382,633
Machinery — 3.7%
Tata Motors Ltd.	2,196,022	$36,654,051
		$36,654,051
Media — 4.5%
ASC Enterprises Ltd. (1)	3,679,161	$6,985,348
Zee Entertainment Enterprises Ltd.	6,398,540	36,857,660
		$43,843,008
Metals & Mining — 3.7%
Sterlite Industries (India) Ltd.	3,336,532	$35,752,210
		$35,752,210
Oil, Gas & Consumable Fuels — 5.5%
Reliance Industries Ltd.	1,712,830	$53,911,839
		$53,911,839
Personal Products — 2.2%
Colgate-Palmolive (India) Ltd.	2,823,173	$21,489,706
		$21,489,706
Pharmaceuticals — 7.2%
Dr. Reddy’s Laboratories Ltd.	2,229,102	$37,112,558
Sun Pharmaceutical Industries Ltd.	1,361,187	32,980,439
		$70,092,997
Road & Rail — 1.4%
Container Corporation of India Ltd.	316,100	$14,082,629
		$14,082,629

2

Software — 3.6%
Financial Technologies (India) Ltd. (2)	839,907	$35,276,840
		$35,276,840
Tobacco — 0.6%
ITC Ltd.	1,700,788	$5,909,380
		$5,909,380
Wireless Telecommunication Services — 5.8%
Idea Cellular Ltd. (2)	8,902,434	$19,375,826
Reliance Communications Ltd. (2)	3,895,680	37,592,142
		$56,967,968
Total India (identified cost $787,235,361)		$918,626,318
Sri Lanka — 1.9%
Industrial Conglomerates — 1.1%
John Keells Holdings Ltd.	7,319,840	$10,404,337
		$10,404,337
Wireless Telecommunication Services — 0.8%
Dialog Telekom Ltd.	34,948,800	$8,171,080
		$8,171,080
Total Sri Lanka (identified cost $17,958,396)		$18,575,417
Total Common Stocks (identified cost $805,193,757)		$937,201,735
Total Investments — 95.8% (identified cost $805,193,757)		$937,201,735
Other Assets, Less Liabilities — 4.2%		$41,135,968
Net Assets — 100.0%		$978,337,703

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.
(2)	Non-income producing security.

3

Top Ten Holdings

		Percentage
Company	Industry Sector	of Net Assets	Value
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	5.5%	$53,911,839
Tata Consultancy Services Ltd.	IT Services	4.9	47,570,518
Infosys Technologies Ltd.	IT Services	4.5	43,674,296
Bharat Heavy Electricals Ltd.	Electrical Equipment	4.0	39,521,432
Jaiprakash Associates Ltd.	Construction & Engineering	3.9	37,921,319
Reliance Communications Ltd.	Wireless Telecommunication Services	3.8	37,592,142
Maruti Udyog Ltd.	Automobiles	3.8	37,208,030
Dr. Reddy’s Laboratories Ltd.	Pharmaceuticals	3.8	37,112,558
Zee Entertainment Enterprises Ltd.	Media	3.8	36,857,660
Tata Motors Ltd.	Machinery	3.7	36,654,051
		41.7%	$408,023,845

Industry concentration — Below are the top ten industry sectors represented in the Portfolio of Investments

	Percentage
Company	of Net Assets	Value
IT Services	12.0%	$117,382,633
Pharmaceuticals	7.2	70,092,997
Wireless Telecommunication Services	6.7	65,139,048
Automobiles	6.5	63,898,656
Oil, Gas & Consumable Fuels	5.5	53,911,839
Electrical Equipment	5.1	50,206,612
Commercial Banks	5.0	49,113,318
Media	4.5	43,843,008
Industrial Conglomerates	4.1	40,574,869
Construction & Engineering	3.9	37,921,319
	60.5%	$592,084,299

The Portfolio did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, are as follows:

Aggregate cost	$806,684,492
Gross unrealized appreciation	$165,564,447
Gross unrealized depreciation	(35,047,204)
Net unrealized appreciation	$130,517,243

The net unrealized depreciation on foreign currency at March 31, 2007 was $38,024.

4

Eaton Vance Institutional Short Term Income Fund                                                                  as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Mortgage Backed Securities — 4.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Banks and Money Services — 4.8%
COMM, Series 2005-F10A, Class A1, 5.42%, 4/15/17 (1)	$5,870	$5,874,168
GSMS, Series 2001-ROCK, Class A2FL, 5.682%, 5/3/18 (1)	3,000	3,035,055
JPMCC, Series 2005-FL1A, Class A1, 5.43%, 2/15/19 (1)	1,282	1,282,398
JPMCC, Series 2006-FL1A, Class A1A, 5.41%, 2/15/20 (1)	5,313	5,316,611
JPMCC, Series 2006-FL2A, Class A2, 5.45%, 11/15/18 (1)	5,000	5,003,094
LBFRC, Series 2005-LLFA, Class A1, 5.42%, 7/15/18 (1)	1,034	1,034,962
MLFT, Series 2006-1, Class A1, 5.39%, 6/15/22 (1)	3,113	3,115,228
Total Commercial Mortgage Backed Securities (identified cost, $24,648,273)		$24,661,516

Auction-Rate Certificates — 4.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Brazos Texas Higher Education Authority, Inc., 5.30%, 12/1/38 (1)	$11,000	$11,000,000
Pennsylvania Higher Education Assistance Agency, 5.31%, 5/1/46 (1)	4,850	4,850,000
Pennsylvania Higher Education Assistance Agency, 5.32%, 5/1/46 (1)	6,950	6,950,000
Total Auction-Rate Certificates (at identified cost, $22,800,000)		$22,800,000

Commercial Paper — 62.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Automotive — 0.3%
Toyota Motor Credit Co., 5.26%, 4/20/07 (1)	$1,800	$1,794,740
		$1,794,740
Banks and Money Services — 51.5%
Abbey National, LLC, 5.25%, 4/5/07	$5,000	$4,996,354
American Express Credit Corp., 5.38%, 4/2/07	20,500	20,493,873
Barton Capital Corp., 5.26%, 4/4/07 (2)	10,000	9,994,156
Barton Capital Corp., 5.26%, 4/5/07 (2)	8,286	8,279,947
Barton Capital Corp., 5.28%, 4/3/07 (2)	4,393	4,391,067
BNP Paribas Finance, Inc., 5.27%, 4/25/07	3,050	3,038,838
CAFCO, LLC, 5.25%, 4/13/07 (2)	20,650	20,610,851
CAFCO, LLC, 5.26%, 4/2/07 (2)	2,500	2,499,269

1

CIESCO, LLC, 5.26%, 4/26/07 (2)	$22,000	$21,916,424
CIT Group, Inc., 5.25%, 4/16/07	21,000	20,951,000
Countrywide Financial Corp., 5.28%, 4/9/07	17,000	16,977,560
CRC Funding, LLC, 5.27%, 4/16/07 (2)	10,000	9,976,578
HSBC Finance Corp., 5.25%, 4/4/07	15,000	14,991,250
ING Funding LLC, 5.27%, 5/15/07	1,400	1,390,777
Kittyhawk Funding Corp., 5.27%, 4/26/07 (2)	20,000	19,923,878
Ranger Funding Co., LLC, 5.26%, 4/2/07 (2)	15,000	14,995,617
Sheffield Receivables Corp., 5.28%, 4/11/07 (2)	9,000	8,985,480
Societe Generale N.A., 5.25%, 4/3/07	13,500	13,494,094
Societe Generale N.A., 5.25%, 5/4/07	2,300	2,288,596
Societe Generale N.A., 5.26%, 4/2/07	11,000	10,996,785
UBS Finance Delaware, LLC, 5.25%, 4/2/07	19,139	19,133,418
UBS Finance Delaware, LLC, 5.25%, 4/20/07	4,400	4,387,167
Yorktown Capital, LLC, 5.25%, 4/5/07 (2)	10,394	10,386,421
		$265,099,400
Electronics/Electrical — 4.5%
Southern Co., 5.28%, 4/26/07 (2)	$23,000	$22,912,293
		$22,912,293
Insurance — 6.3%
Metlife, Inc., 5.25%, 6/4/07	$6,598	$6,535,456
Metlife, Inc., 5.41%, 4/2/07	3,788	3,786,861
Prudential Financial, Inc., 5.41%, 4/2/07 (2)	22,000	21,993,388
		$32,315,705
Total Commercial Paper (at amortized cost, $322,122,138)		$322,122,138

Corporate Bonds — 9.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Banks and Money Services — 8.0%
American General Finance Corp., ECN, 5.31%, 4/16/07 (2)	$11,500	$11,472,860
American General Finance Corp., ECN, 5.28%, 4/25/07 (2)	14,000	13,948,667
Diageo Capital PLC, 3.50%, 11/19/07	5,000	4,946,125
HSBC Finance Corp., 5.548%, 10/24/07 (1)	11,000	11,008,140
		$41,375,792
Investment Services — 1.6%
Merrill Lynch and Co., Inc., 3.00%, 4/30/07 (1)	$8,000	$7,985,872
		$7,985,872
Total Corporate Bonds (identified cost $49,348,244)		$49,361,664

2

Mortgage-Backed Securities — 0.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp., Series 2424, Class QG, 6.50%, 11/15/30	$458	$459,429
FNMA, Series 2003-58, Class PN, 3.50%, 10/25/21	901	892,778
Total Mortgage-Backed Securities (identified cost, $1,350,281)		$1,352,207

U.S. Government Agency Obligations — 5.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Bank, 4.00%, 2/27/14	$1,000	$994,465
Federal Home Loan Bank, 5.375%, 2/28/08	6,000	5,996,436
FNMA, 4.125%, 9/14/12	12,500	12,431,400
FNMA, 4.25%, 10/18/13	7,500	7,450,215
Total U.S. Government Agency Obligations (identified cost, $26,878,095)		$26,872,516

Preferred Stocks — 0.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Banks and Money Services — 0.5%
MBNA Capital D, 8.125%, 10/1/32 (3)	$120,000	$3,037,569
Total Preferred Stocks (identified cost, $3,037,545)		$3,037,569

Repurchase Agreements — 8.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Morgan Stanley Repurchase Agreement, dated 3/30/07 due 4/2/07, with a maturity value of $44,262,725 and an effective yield of 5.35%, collateralized by a U.S. Treasury Bill with a rate of 0.00%, with a maturity date of 5/31/07 and with an aggregate market value of $44,263,701	$44,243	$44,243,000
Total Repurchase Agreements (identified cost $44,243,000)		$44,243,000

3

Time Deposit — 3.9%

	Principal
	Amount
Security	(000’s omitted)	Value
BNP Paribas, Time Deposit, 5.41%, 4/2/07	$20,000	$20,000,000
Total Time Deposit (at amortized cost, $20,000,000)		$20,000,000
Total Investments — 99.9% (identified cost $514,427,576)		$514,450,610
Other Assets, Less Liabilities — 0.1%		$378,712
Net Assets — 100.0%		$514,829,322

COMM	—	Commercial Mortgage Pass Through Certificate
ECN	—	Extendible Commercial Note
FNMA	—	Federal National Mortgage Association (Fannie Mae)
GSMS	—	GS Mortgage Securities Corporation II
JPMCC	—	JP Morgan Chase Commercial Mortgage Security
LBFRC	—	Lehman Brothers Floating Rate Commercial Trust
MLFT	—	Merrill Lynch Floating Trust
(1)		Variable rate security. The stated interest rate represents the rate in effect at March 31, 2007.
(2)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Fund’s Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

The Fund did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$514,427,576
Gross unrealized appreciation	$30,470
Gross unrealized depreciation	(7,436)
Net unrealized appreciation	$23,034

4

Eaton Vance Institutional Short Term Treasury Fund                                                               as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations — 50.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Cash Management Bill, 0.00%, 4/16/07	$10,000	$9,977,300
US Treasury Bill, 0.00%, 4/12/07	58,610	58,512,707
US Treasury Bill, 0.00%, 4/26/07	11,000	10,960,510
Total U.S. Treasury Obligations (identified cost, $79,435,446)		$79,450,517

Repurchase Agreements — 49.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Merrill Lynch Repurchase Agreement, dated 3/30/07, due 04/2/07, with a maturity value of $38,867,641 and an effective yield of 5.14%, collateralized by a U.S. Treasury Obligation with a rate of 4.75%, with a maturity date of 2/15/10 and with an aggregate market value of $39,408,544.	$38,851	$38,851,000
Morgan Stanley Repurchase Agreement, dated 3/30/07, due 04/2/07, with a maturity value of $38,489,479 and an effective yield of 5.14%, collateralized by a U.S. Treasury Obligation with a rate of 0.00% with a maturity date 5/31/07 and with an aggregate market value of $39,259,827.	38,473	38,473,000
Total Repurchase Agreements (identified cost $77,324,000)		$77,324,000
Total Investments — 100.1% (identified cost $156,759,446)		$156,774,517
Other Assets, Less Liabilities — (0.1)%		$(90,585)
Net Assets — 100.0%		$156,683,932

The Fund did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investment securities at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$156,787,351
Gross unrealized appreciation	$—
Gross unrealized depreciation	(12,834)
Net unrealized depreciation	$(12,834)

1

Eaton Vance Investment Grade Income Fund as of March 31, 2007 (Unaudited)

Eaton Vance Investment Grade Income Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Investment Grade Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2007, the value of the Fund’s investment in the Portfolio was $2,490,306 and the Fund owned approximately 2.2% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below

Eaton Vance Large-Cap Value Fund as of March 31, 2007 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2007, the value of the Fund’s investment in the Portfolio was $4,828,622,920, and the Fund owned approximately 97.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Large-Cap Value Portfolio                                                                                                                 as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
Aerospace & Defense — 3.3%
General Dynamics Corp.	650,000	$49,660,000
Lockheed Martin Corp.	550,000	53,361,000
United Technologies Corp.	900,000	58,500,000
		$161,521,000
Auto Components — 0.7%
Johnson Controls, Inc.	350,000	$33,117,000
		$33,117,000
Capital Markets — 5.7%
Bank of New York Co., Inc.	950,000	$38,522,500
Goldman Sachs Group, Inc.	500,000	103,315,000
Lehman Brothers Holdings, Inc.	500,000	35,035,000
Merrill Lynch & Co., Inc.	1,250,000	102,087,500
		$278,960,000
Chemicals — 1.5%
Air Products and Chemicals, Inc.	450,000	$33,250,500
Du Pont (E.I.) de Nemours Co.	800,000	39,544,000
		$72,794,500
Commercial Banks — 4.1%
US Bancorp	1,000,000	$34,970,000
Wachovia Corp.	1,750,000	96,337,500
Wells Fargo and Co.	2,050,000	70,581,500
		$201,889,000
Communications Equipment — 1.4%
Nokia Oyj ADR (1)	3,000,000	$68,760,000
		$68,760,000
Computer Peripherals — 4.7%
Hewlett-Packard Co.	2,750,000	$110,385,000
International Business Machines Corp.	1,025,000	96,616,500
NCR Corp. (2)	500,000	23,885,000
		$230,886,500
Consumer Finance — 0.5%
Capital One Financial Corp.	300,000	$22,638,000
		$22,638,000
Diversified Financial Services — 6.8%
Bank of America Corp.	2,100,000	$107,142,000
Citigroup, Inc.	2,250,000	115,515,000
JPMorgan Chase & Co.	2,350,000	113,693,000
		$336,350,000

1

Diversified Telecommunication Services — 4.3%
AT&T, Inc.	2,850,000	$112,375,500
Verizon Communications, Inc.	2,700,000	102,384,000
		$214,759,500
Electric Utilities — 1.8%
Edison International	1,800,000	$88,434,000
		$88,434,000
Food & Staples Retailing — 3.1%
Kroger Co. (The)	1,000,000	$28,250,000
Safeway, Inc.	1,500,000	54,960,000
Wal-Mart Stores, Inc.	1,500,000	70,425,000
		$153,635,000
Food Products — 2.0%
Nestle SA	250,000	$96,968,791
		$96,968,791
Health Care Providers & Services — 0.7%
Aetna, Inc.	800,000	$35,032,000
		$35,032,000
Hotels, Restaurants & Leisure — 1.3%
McDonald’s Corp.	1,450,000	$65,322,500
		$65,322,500
Household Products — 0.8%
Kimberly-Clark Corp.	550,000	$37,669,500
		$37,669,500
Independent Power Producers & Energy Traders — 1.2%
Mirant Corp. (2)	1,524,223	$61,670,063
		$61,670,063
Industrial Conglomerates — 0.8%
General Electric Co.	1,150,000	$40,664,000
		$40,664,000
Insurance — 9.4%
Allstate Corp.	500,000	$30,030,000
American International Group, Inc.	1,550,000	104,191,000
Chubb Corp. (The)	1,200,000	62,004,000
Hartford Financial Services Group, Inc., (The)	825,000	78,853,500
Lincoln National Corp.	800,000	54,232,000
Prudential Financial, Inc. (1)	600,000	54,156,000
St. Paul Travelers Cos., Inc. (The)	1,525,000	78,949,250
		$462,415,750

2

Machinery — 1.6%
Deere & Co.	750,000	$81,480,000
		$81,480,000
Media — 2.6%
Time Warner, Inc.	4,000,000	$78,880,000
Walt Disney Co.	1,400,000	48,202,000
		$127,082,000
Metals & Mining — 2.5%
Alcoa, Inc.	1,250,000	$42,375,000
BHP Billiton, Ltd. ADR	550,000	26,647,500
Freeport-McMoRan Copper & Gold, Inc., Class B (1)	450,000	29,785,500
Nucor Corp.	400,000	26,052,000
		$124,860,000
Multiline Retail — 1.4%
Federated Department Stores, Inc.	1,550,000	$69,827,500
		$69,827,500
Multi-Utilities — 3.5%
Dominion Resources, Inc.	850,000	$75,454,500
Public Service Enterprise Group, Inc.	1,200,000	99,648,000
		$175,102,500
Oil, Gas & Consumable Fuels — 13.2%
Apache Corp.	800,000	$56,560,000
Chevron Corp.	1,275,000	94,299,000
ConocoPhillips	1,800,000	123,030,000
Exxon Mobil Corp.	1,700,000	128,265,000
Hess Corp.	1,200,000	66,564,000
Occidental Petroleum Corp.	1,900,000	93,689,000
Valero Energy Corp. (1)	900,000	58,041,000
XTO Energy, Inc.	550,000	30,145,500
		$650,593,500
Pharmaceuticals — 7.3%
Abbott Laboratories	1,150,000	$64,170,000
Johnson & Johnson	850,000	51,221,000
Novartis AG (1)	825,000	45,876,227
Pfizer, Inc.	3,300,000	83,358,000
Wyeth	2,300,000	115,069,000
		$359,694,227
Real Estate Investment Trusts (REITs) — 1.9%
AvalonBay Communities, Inc. (1)	300,000	$39,000,000
Simon Property Group, Inc.	500,000	55,625,000
		$94,625,000

3

Road & Rail — 2.0%
Burlington Northern Santa Fe Corp.	1,200,000	$96,516,000
		$96,516,000
Software — 0.5%
Oracle Corp. (2)	1,250,000	$22,662,500
		$22,662,500
Specialty Retail — 1.4%
Bed Bath & Beyond, Inc. (2)	800,000	$32,136,000
Home Depot, Inc.	1,050,000	38,577,000
		$70,713,000
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	375,000	$39,847,500
		$39,847,500
Thrifts & Mortgage Finance — 0.8%
Washington Mutual, Inc.	1,000,000	$40,380,000
		$40,380,000
Tobacco — 2.5%
Altria Group, Inc.	1,400,000	$122,934,000
		$122,934,000
Wireless Telecommunication Services — 0.8%
Alltel Corp.	650,000	$40,300,000
		$40,300,000
Total Common Stocks (identified cost $4,046,705,580)		$4,780,104,831

Short-Term Investments — 5.9%

	Shares/
	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.30% (3)(4)	111,644	$111,643,802
Investment in Cash Management Portfolio, 4.74% (3)	177,916	177,915,626
Total Short-Term Investments (at amortized cost, $289,559,428)		$289,559,428
Total Investments — 102.8% (identified cost $4,336,265,008)		$5,069,664,259
Other Assets, Less Liabilities — (2.8)%		$(139,019,526)
Net Assets — 100.0%		$4,930,644,733

(1)	All or a portion of these securities were on loan at March 31, 2007.

4

(2)	Non-income producing security.
(3)

Affiliated investments investing in high quality, U.S. Dollar denominated money market instruments, and that are available to Eaton Vance portfolios and funds. The rates shown are the annualized seven-day yield as of March 31, 2007.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan as of March 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

The Portfolio did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$4,338,394,081
Gross unrealized appreciation	$739,895,347
Gross unrealized depreciation	(8,625,169)
Net unrealized appreciation	$731,270,178

The net unrealized appreciation on foreign currency at March 31, 2007 was $6,459.

5

Eaton Vance Large-Cap Growth Fund as of March 31, 2007 (Unaudited)

Eaton Vance Large-Cap Growth Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2007, the value of the Fund’s investment in the Portfolio was $79,860,507 and the Fund owned approximately 84.3% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Large-Cap Growth Portfolio                                                                                                              as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value
Aerospace & Defense — 6.5%
Boeing Co.	14,200	$1,262,522
General Dynamics Corp.	23,300	1,780,120
Rockwell Collins, Inc.	16,500	1,104,345
United Technologies Corp.	31,700	2,060,500
		$6,207,487
Air Freight & Logistics — 1.3%
FedEx Corp.	11,100	$1,192,473
		$1,192,473
Beverages — 2.9%
Coca-Cola Co., (The)	19,900	$955,200
PepsiCo, Inc.	28,350	1,801,926
		$2,757,126
Biotechnology — 3.2%
Amgen, Inc. (1)	14,400	$804,672
Biogen Idec, Inc. (1)	19,100	847,658
Gilead Sciences, Inc. (1)	18,100	1,384,650
		$3,036,980
Capital Markets — 6.1%
Amvescap PLC ADR	34,000	$751,400
Charles Schwab Corp. (The)	47,600	870,604
E*Trade Financial Corp. (1)	42,000	891,240
Franklin Resources, Inc.	6,300	761,229
Goldman Sachs Group, Inc.	4,600	950,498
State Street Corp.	12,200	789,950
UBS AG (2)	13,200	784,476
		$5,799,397
Chemicals — 2.3%
Ecolab, Inc. (3)	22,000	$946,000
EI Du Pont de Nemours & Co.	25,300	1,250,579
		$2,196,579
Communications Equipment — 6.6%
Cisco Systems, Inc. (1)	74,200	$1,894,326
Corning, Inc. (1)	51,100	1,162,014
QUALCOMM, Inc.	35,200	1,501,632
Research in Moton, Ltd. (1)(2)	6,700	914,483
Tellabs, Inc. (1)	79,400	786,060
		$6,258,515

1

Computer Peripherals — 5.3%
Apple Computer, Inc. (1)	21,700	$2,016,147
Hewlett-Packard Co.	28,500	1,143,990
Seagate Technology (2)	39,500	920,350
Sun Microsystems, Inc. (1)	149,500	898,495
		$4,978,982
Consumer Finance — 1.1%
American Express Co.	19,300	$1,088,520
		$1,088,520
Diversified Financial Services — 1.4%
Citigroup, Inc.	14,900	$764,966
Moody’s Corp.	8,400	521,304
		$1,286,270
Electrical Equipment — 1.2%
Emerson Electric Co.	26,200	$1,128,958
		$1,128,958
Electronic Equipment & Instruments — 1.0%
Agilent Technologies, Inc. (1)	28,500	$960,165
		$960,165
Food & Staples Retailing — 2.9%
CVS Corp. (3)	28,724	$980,637
Wal-Mart Stores, Inc.	37,700	1,770,015
		$2,750,652
Food Products — 2.4%
Nestle SA (2)	3,400	$1,318,776
Wm. Wrigley Jr. Co.	19,500	993,135
		$2,311,911
Health Care Equipment & Supplies — 3.1%
Medtronic, Inc.	36,000	$1,766,160
Zimmer Holdings, Inc. (1)	13,600	1,161,576
		$2,927,736
Health Care Providers & Services — 1.2%
UnitedHealth Group, Inc.	20,900	$1,107,073
		$1,107,073
Hotels, Restaurants & Leisure — 1.4%
Marriott International, Inc., Class A	26,400	$1,292,544
		$1,292,544
Household Products — 3.3%
Colgate-Palmolive Co.	18,000	$1,202,220
Procter & Gamble Co.	30,668	1,936,991
		$3,139,211

2

Industrial Conglomerates — 1.8%
General Electric Co.	47,400	$1,676,064
		$1,676,064
Internet Software & Services — 3.7%
eBay, Inc. (1)	34,000	$1,127,100
Google, Inc., Class A (1)	2,600	1,191,216
Yahoo!, Inc. (1)	37,500	1,173,375
		$3,491,691
IT Services — 1.7%
MasterCard, Inc., Class A (3)	8,300	$881,792
Paychex, Inc.	20,000	757,400
		$1,639,192
Machinery — 1.8%
Danaher Corp.	10,300	$735,935
Eaton Corp.	11,300	944,228
		$1,680,163
Media — 5.7%
Clear Channel Outdoor Holdings, Inc., Class A (1)	32,500	$855,075
Comcast Corp., Class A (1)	67,500	1,751,625
McGraw-Hill Companies, Inc., (The)	19,600	1,232,448
Time Warner, Inc.	41,000	808,520
Walt Disney Co., (The)	22,300	767,789
		$5,415,457
Multiline Retail — 4.2%
Dollar General Corp. (3)	57,000	$1,205,550
Federated Department Stores, Inc.	24,000	1,081,200
Nordstrom, Inc.	17,000	899,980
Sears Holdings Corp. (1)	4,400	792,704
		$3,979,434
Oil, Gas & Consumable Fuels — 1.2%
ConocoPhillips	6,500	$444,275
Exxon Mobil Corp.	9,210	694,895
		$1,139,170
Pharmaceuticals — 8.9%
Abbott Laboratories	25,500	$1,422,900
Allergan, Inc.	9,900	1,097,118
Johnson & Johnson	12,700	765,302
Novartis AG ADR	27,400	1,496,862
Roche Holdings, Ltd. ADR	16,000	1,408,912
Shire PLC ADR	17,100	1,058,490
Wyeth Corp.	22,800	1,140,684
		$8,390,268

3

Semiconductors & Semiconductor Equipment — 7.5%
Broadcom Corp., Class A (1)	36,000	$1,154,520
Intel Corp.	79,000	1,511,270
KLA-Tencor Corp.	16,000	853,120
Linear Technology Corp. (3)	35,800	1,130,922
Marvell Technology Group, Ltd. (1)(2)	70,500	1,185,105
Texas Instruments, Inc.	41,500	1,249,150
		$7,084,087
Software — 4.0%
Autodesk, Inc. (1)	25,600	$962,560
Microsoft Corp.	62,420	1,739,645
Oracle Corp. (1)	59,500	1,078,735
		$3,780,940
Specialty Retail — 1.2%
J. Crew Group, Inc. (1)	28,500	$1,144,845
		$1,144,845
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	5,700	$605,682
		$605,682
Total Common Stocks (identified cost $79,668,209)		$90,447,572

Short-Term Investments — 8.8%

	Shares / Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.30% (4)(5)	4,012	$4,012,296
Investment in Cash Management Portfolio, 4.74% (4)	4,343	4,343,252
Total Short-Term Investments (at amortized cost, $8,355,548)		$8,355,548
Total Investments — 104.3% (identified cost $88,023,757)		$98,803,120
Other Assets, Less Liabilities — (4.3)%		$(4,098,723)
Net Assets — 100.0%		$94,704,397

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Foreign security.
(3)		All or a portion of these securities were on loan at March 31, 2007.

4

(4)

Affiliated investments investing in high quality, U.S. Dollar denominated money market instruments, and that are available to Eaton Vance portfolios and funds. The rates shown are the annualized seven-day yield as of March 31, 2007.

(5)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represets cash collateral recieved for securities on loan as of March 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of March 31, 2007, the Portfolio loaned securities having a market value of $3,880,534 and received $4,012,296 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$88,081,474
Gross unrealized appreciation	$11,492,987
Gross unrealized depreciation	(771,341)
Net unrealized appreciation	$10,721,646

5

Eaton Vance Real Estate Fund                                                                                                          as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Diversified REITs — 7.5%
Vornado Realty Trust	415	$49,526
		$49,526
Hotels & Resorts — 11.8%
FelCor Lodging Trust Inc.	115	$2,987
Host Hotels & Resorts, Inc.	900	23,679
LaSalle Hotel Properties	100	4,636
Marriott International, Inc., Class A	510	24,970
Starwood Hotels & Resorts Worldwide, Inc.	325	21,076
		$77,348
Industrial REITs — 6.8%
AMB Property Corp.	275	$16,167
Eastgroup Properties, Inc.	125	6,379
ProLogis	340	22,076
		$44,622
Mall REITs — 18.2%
General Growth Properties, Inc.	460	$29,702
Macerich Company (The)	230	21,243
Simon Property Group, Inc.	540	60,075
Taubman Centers, Inc.	140	8,119
		$119,139
Office REITs — 15.8%
Alexandria Real Estate Equities, Inc.	75	$7,528
Boston Properties, Inc.	315	36,981
Douglas Emmett, Inc.	400	10,212
Duke Realty Corp.	300	13,041
Liberty Property Trust, Inc.	190	9,257
Mack-Cali Realty Corp.	100	4,763
SL Green Realty Corp.	160	21,949
		$103,731
Residential REITs — 21.4%
American Campus Communities, Inc.	150	$4,543
Archstone-Smith Trust	595	32,297
AvalonBay Communities, Inc.	310	40,300
BRE Properties, Inc.	100	6,315
Camden Property Trust	100	7,031
Equity Lifestyle Properties, Inc.	100	5,401
Equity Residential	700	33,761
Essex Property Trust, Inc.	40	5,179
Mid-America Apartment Communities, Inc.	95	5,345
		$140,172

1

Shopping Center REITs — 11.7%
Acadia Realty Trust	350	$9,124
Developers Diversified Realty Corp.	140	8,806
Equity One, Inc.	300	7,950
Federal Realty Investment Trust	170	15,405
Kimco Realty Corp.	280	13,647
Regency Centers Corp.	260	21,723
		$76,655
Storage REITs — 4.9%
Public Storage, Inc.	300	$28,401
U-Store-It Trust	175	3,521
		$31,922
Total Common Stocks (identified cost $540,786)		$643,115
Total Investments — 98.1% (identified cost $540,786)		$643,115
Other Assets, Less Liabilities — 1.9%		$12,656
Net Assets — 100.0%		$655,771

REIT — Real Estate Investment Trust

The Fund did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$540,786
Gross unrealized appreciation	$103,338
Gross unrealized depreciation	(1,009)
Net unrealized appreciation	$102,329

2

Eaton Vance Small-Cap Growth Fund  as of March 31, 2007 (Unaudited)

Eaton Vance Small-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Small-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2007, the value of the Fund’s investment in the Portfolio was $13,492,497 and the Fund owned approximately 46.6% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Small-Cap Growth Portfolio                                                                                                              as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.1%

Security	Shares	Value
Aerospace & Defense — 4.1%
Alliant Techsystems, Inc. (1)	4,900	$430,808
Armor Holdings, Inc. (1)	7,060	475,350
Ceradyne, Inc. (1)	5,005	273,974
		$1,180,132
Biotechnology — 1.4%
Martek Biosciences Corp. (1)	19,180	$395,492
		$395,492
Capital Markets — 5.1%
Affiliated Managers Group, Inc. (1)	3,670	$397,644
Greenhill & Co., Inc.	5,470	335,803
Lazard, Ltd., Class A	8,780	440,580
Penson Worldwide, Inc. (1)	9,880	298,277
		$1,472,304
Chemicals — 4.0%
International Flavors & Fragrances, Inc.	8,890	$419,786
Scotts Miracle-Gro Co.	1,680	73,970
Terra Industries, Inc. (1)	37,405	654,587
		$1,148,343
Commercial Services & Supplies — 3.3%
Clean Harbors, Inc. (1)	4,620	$208,916
FTI Consulting, Inc. (1)	15,300	513,927
Knoll, Inc.	9,260	220,666
		$943,509
Communications Equipment — 2.1%
3Com Corp. (1)	80,500	$314,755
Harris Stratex Networks, Inc. (1)	15,672	300,746
		$615,501
Computer Peripherals — 1.4%
Brocade Communications Systems, Inc. (1)	14,530	$138,326
Stratasys, Inc. (1)	6,120	261,446
		$399,772
Construction & Engineering — 1.6%
Foster Wheeler, Ltd. (1)	7,750	$452,522
		$452,522
Diversified Consumer Services — 1.4%
DeVry, Inc.	13,400	$393,290
		$393,290

1

Electric Utilities — 0.8%
ITC Holdings Corp.	5,375	$232,684
		$232,684
Electrical Equipment — 0.7%
AMETEK, Inc.	6,030	$208,276
		$208,276
Electronic Equipment & Instruments — 5.4%
Excel Technology, Inc. (1)	14,880	$406,670
FLIR Systems, Inc. (1)	16,000	570,720
Paxar Corp. (1)	6,000	172,200
Zygo Corp. (1)	26,300	421,063
		$1,570,653
Energy Equipment & Services — 4.1%
Dresser-Rand Group, Inc. (1)	16,450	$501,067
Hornbeck Offshore Services, Inc. (1)	7,800	223,470
Input/Output, Inc. (1)	33,250	458,185
		$1,182,722
Health Care Equipment & Supplies — 8.3%
Cooper Cos., Inc., (The)	7,490	$364,164
DJO, Inc. (1)	6,600	250,140
IDEXX Laboratories, Inc. (1)	2,320	203,302
Respironics, Inc. (1)	10,800	453,492
Sirona Dental Systems, Inc.	10,000	344,600
West Pharmaceutical Services, Inc.	9,830	456,407
Wright Medical Group, Inc. (1)	15,400	343,266
		$2,415,371
Health Care Providers & Services — 0.8%
VCA Antech, Inc. (1)	6,400	$232,384
		$232,384
Hotels, Restaurants & Leisure — 0.9%
Cheesecake Factory, Inc., (The) (1)	10,040	$267,566
		$267,566
Household Durables — 3.8%
Jarden Corp. (1)	18,830	$721,189
Universal Electronics, Inc. (1)	13,650	380,289
		$1,101,478
Household Products — 1.6%
Church & Dwight Co., Inc.	9,010	$453,653
		$453,653
Insurance — 3.1%
Philadelphia Consolidated Holding Corp. (1)	3,204	$140,944
Protective Life Corp.	9,830	432,913
Security Capital Assurance, Ltd.	11,890	335,655
		$909,512

2

IT Services — 2.7%
Euronet Worldwide, Inc. (1)	14,470	$388,664
MoneyGram International, Inc.	14,550	403,908
		$792,572
Life Sciences Tools & Services — 0.5%
Bruker BioSciences Corp. (1)	14,480	$152,330
		$152,330
Machinery — 3.9%
Kadant, Inc. (1)	11,370	$288,343
RBC Bearings, Inc. (1)	10,840	362,381
Titan International, Inc.	19,040	482,283
		$1,133,007
Media — 2.3%
Central European Media Enterprises, Ltd. (1)	6,100	$539,850
Live Nation, Inc. (1)	5,790	127,727
		$667,577
Metals & Mining — 2.9%
Aber Diamond Corp.	14,130	$527,280
IAMGOLD Corp.	23,917	184,400
Meridian Gold, Inc. (1)	5,090	129,948
		$841,628
Multiline Retail — 1.7%
Big Lots, Inc. (1)	16,030	$501,418
		$501,418
Multi-Utilities — 0.9%
CMS Energy Corp.	14,000	$249,200
		$249,200
Oil, Gas & Consumable Fuels — 7.6%
Denbury Resources, Inc. (1)	14,800	$440,892
Forest Oil Corp. (1)	13,250	442,153
Foundation Coal Holdings, Inc.	6,130	210,504
Petrohawk Energy Corp. (1)	34,580	455,419
Quicksilver Resources, Inc. (1)	5,380	213,963
Range Resources Corp.	13,340	445,556
		$2,208,487
Personal Products — 1.2%
Playtex Products, Inc. (1)	26,450	$358,927
		$358,927
Real Estate Investment Trusts (REITs) — 1.8%
Acadia Realty Trust	7,735	$201,651
Douglas Emmett, Inc.	7,130	182,029
Equity One, Inc.	4,960	131,440
		$515,120

3

Road & Rail — 1.9%
Kansas City Southern (1)	12,520	$445,462
Landstar System, Inc.	2,430	111,391
		$556,853
Semiconductors & Semiconductor Equipment — 3.0%
AMIS Holdings, Inc. (1)	19,000	$208,050
Intersil Corp., Class A	5,440	144,106
Verigy, Ltd. (1)	21,300	499,911
		$852,067
Software — 4.2%
i2 Technologies, Inc. (1)	5,650	$135,600
Parametric Technology Corp. (1)	29,050	554,565
Sybase, Inc. (1)	21,200	535,936
		$1,226,101
Specialty Retail — 1.7%
Barnes & Noble, Inc.	6,960	$274,572
Men’s Wearhouse, Inc., (The)	4,750	223,488
		$498,060
Trading Companies & Distributors — 1.4%
GATX Corp.	8,300	$396,740
		$396,740
Wireless Telecommunication Services — 1.5%
NII Holdings, Inc. (1)	5,950	$441,371
		$441,371
Total Common Stocks (identified cost $21,948,738)		$26,966,622

Short-Term Investments — 7.0%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.74%, (2)	$2,024	$2,024,273
Total Short-Term Investments (at amortized cost, $2,024,273)		$2,024,273
Total Investments — 100.1% (identified cost $23,973,011)		$28,990,895
Other Assets, Less Liabilities — (0.1)%		$(16,348)
Net Assets — 100.0%		$28,974,547

(1)	Non-income producing security.
(2)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of March 31, 2007.

4

The Portfolio did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$24,005,493
Gross unrealized appreciation	$5,313,694
Gross unrealized depreciation	(328,292)
Net unrealized appreciation	$4,985,402

5

Eaton Vance Small-Cap Value Fund                                                                                                as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Aerospace & Defense — 1.4%
K&F Industries Holdings, Inc. (1)	12,100	$325,853
		$325,853
Auto Components — 0.6%
BorgWarner, Inc.	1,900	$143,298
		$143,298
Chemicals — 2.3%
RPM, Inc.	22,800	$526,680
		$526,680
Commercial Banks — 9.3%
Boston Private Financial Holdings, Inc.	13,700	$382,504
First Midwest Bancorp, Inc.	8,600	316,050
Hanmi Financial Corp.	16,300	310,678
Provident Bankshares Corp.	12,900	423,894
UCBH Holdings, Inc.	18,300	340,746
Umpqua Holdings Corp.	12,700	339,979
		$2,113,851
Commercial Services & Supplies — 2.0%
Pike Electric Corp. (1)	25,000	$452,000
		$452,000
Containers & Packaging — 2.5%
AptarGroup, Inc.	8,600	$575,598
		$575,598
Electrical Equipment — 1.7%
A.O. Smith Corp.	9,900	$378,378
		$378,378
Electronic Equipment & Instruments — 4.0%
Aeroflex, Inc. (1)	36,800	$483,920
Technitrol, Inc.	16,700	437,373
		$921,293
Energy Equipment & Services — 9.1%
Bristow Group, Inc. (1)	5,800	$211,410
Lone Star Technologies, Inc. (1)	9,100	600,873
Oil States International, Inc. (1)	15,700	503,813
Parker Drilling Co. (1)	80,000	751,200
		$2,067,296
Food & Staples Retailing — 3.7%
BJ’s Wholesale Club, Inc. (1)	14,000	$473,620
Performance Food Group Co. (1)	12,000	370,440
		$844,060

1

Food Products — 2.2%
Chiquita Brands International, Inc.	35,400	$496,308
		$496,308
Gas Utilities — 4.8%
Piedmont Natural Gas Co., Inc.	27,000	$712,260
Questar Corp.	4,200	374,682
		$1,086,942
Health Care Equipment & Supplies — 4.0%
PolyMedica Corp.	10,300	$435,999
West Pharmaceutical Services, Inc.	10,200	473,586
		$909,585
Health Care Providers & Services — 2.6%
Owens & Minor, Inc.	16,300	$598,699
		$598,699
Hotels, Restaurants & Leisure — 2.0%
Applebee’s International, Inc.	8,500	$210,630
CBRL Group, Inc.	5,400	250,020
		$460,650
Household Durables — 2.3%
Tupperware Brands Corp.	21,300	$531,009
		$531,009
Household Products — 3.1%
Church & Dwight Co., Inc.	13,800	$694,830
		$694,830
Industrial Conglomerates — 1.2%
Teleflex, Inc.	4,100	$279,087
		$279,087
Insurance — 4.9%
IPC Holdings Ltd.	19,800	$571,230
Protective Life Corp.	12,500	550,500
		$1,121,730
Leisure Equipment & Products — 1.8%
RC2 Corp. (1)	10,000	$403,900
		$403,900
Machinery — 6.0%
Albany International Corp.	16,500	$593,010
CLARCOR, Inc.	14,100	448,380
Mueller Water Products, Inc., Class A	23,700	$327,297
		$1,368,687

2

Oil, Gas & Consumable Fuels — 2.4%
OMI Corp.	6,400	$171,904
Penn Virginia Corp.	5,000	367,000
		$538,904
Personal Products — 3.0%
Chattem, Inc. (1)	6,600	$389,004
Prestige Brands Holdings, Inc. (1)	25,000	296,250
		$685,254
Real Estate Investment Trusts (REITs) — 6.9%
Highland Hospitality Corp.	17,000	$302,600
Senior Housing Properties Trust	19,100	456,490
Strategic Hotels & Resorts, Inc.	16,000	365,920
Sunstone Hotel Investors, Inc.	16,100	438,886
		$1,563,896
Road & Rail — 2.8%
Arkansas Best Corp.	9,500	$337,725
YRC Worldwide Inc. (1)	7,500	301,650
		$639,375
Semiconductors & Semiconductor Equipment — 4.0%
Diodes, Inc. (1)	6,050	$210,843
ON Semiconductor Corp. (1)	79,500	709,140
		$919,983
Software — 0.5%
Epicor Software Corp. (1)	8,300	$115,453
		$115,453
Specialty Retail — 4.8%
Claire’s Stores, Inc.	9,900	$317,988
Stage Stores, Inc.	28,800	671,328
Tween Brands, Inc. (1)	3,100	110,732
		$1,100,048
Textiles, Apparel & Luxury Goods — 2.3%
Carter’s, Inc. (1)	21,000	$532,140
		$532,140
Total Common Stocks (identified cost $18,085,340)		$22,394,787
Total Investments — 98.2% (identified cost $18,085,340)		$22,394,787
Other Assets, Less Liabilities — 1.8%		$412,504
Net Assets — 100.0%		$22,807,291

(1)	Non-income producing security.

3

The Fund did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$18,086,846
Gross unrealized appreciation	$4,445,795
Gross unrealized depreciation	(137,854)
Net unrealized appreciation	$4,307,941

4

Eaton Vance Special Equities Fund as of March 31, 2007 (Unaudited)

Eaton Vance Special Equities Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its investable assets in Special Equities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2007, the value of the Fund’s investment in the Portfolio was $47,790,761 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Special Equities Portfolio                                                                                                                  as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Aerospace & Defense — 4.2%
Alliant Techsystems, Inc. (1)	8,080	$710,394
Armor Holdings, Inc. (1)	12,490	840,952
Ceradyne, Inc. (1)	8,320	455,437
		$2,006,783
Biotechnology — 1.4%
Martek Biosciences Corp. (1)	32,085	$661,593
		$661,593
Capital Markets — 5.3%
Affiliated Managers Group, Inc. (1)	6,220	$673,937
Greenhill & Co., Inc.	9,240	567,244
Lazard, Ltd., Class A	15,660	785,819
Penson Worldwide, Inc. (1)	16,520	498,739
		$2,525,739
Chemicals — 4.2%
International Flavors & Fragrances, Inc.	15,820	$747,020
Scotts Miracle-Gro Co., Class A	2,800	123,284
Terra Industries, Inc. (1)	65,950	1,154,125
		$2,024,429
Commercial Services & Supplies — 3.4%
Clean Harbors, Inc. (1)	7,680	$347,290
FTI Consulting, Inc. (1)	27,150	911,968
Knoll, Inc.	15,440	367,935
		$1,627,193
Communications Equipment — 2.1%
3Com Corp. (1)	132,300	$517,293
Harris Stratex Networks, Inc., Class A (1)	26,495	508,439
		$1,025,732
Computer Peripherals — 1.1%
Brocade Communications Systems, Inc. (1)	23,950	$228,004
Stratasys, Inc. (1)	7,600	324,672
		$552,676
Construction & Engineering — 1.7%
Foster Wheeler, Ltd. (1)	13,690	$799,359
		$799,359
Diversified Consumer Services — 1.3%
DeVry, Inc.	21,190	$621,926
		$621,926

1

Electric Utilities — 0.9%
ITC Holdings Corp.	9,515	$411,904
		$411,904
Electrical Equipment — 0.7%
AMETEK, Inc.	10,100	$348,854
		$348,854
Electronic Equipment & Instruments — 5.6%
Excel Technology, Inc. (1)	25,140	$687,076
FLIR Systems, Inc. (1)	25,750	918,502
Paxar Corp. (1)	10,600	304,220
Zygo Corp. (1)	48,300	773,283
		$2,683,081
Energy Equipment & Services — 4.4%
Dresser-Rand Group, Inc. (1)	29,759	$906,459
Hornbeck Offshore Services, Inc. (1)	12,965	371,447
Input/Output, Inc. (1)	58,750	809,575
		$2,087,481
Health Care Equipment & Supplies — 8.5%
Cooper Cos., Inc.	12,350	$600,457
DJO, Inc. (1)	12,600	477,540
IDEXX Laboratories, Inc. (1)	4,095	358,845
Respironics, Inc. (1)	17,900	751,621
Sirona Dental Systems, Inc.	17,200	592,712
West Pharmaceutical Services, Inc.	16,440	763,309
Wright Medical Group, Inc. (1)	23,150	516,013
		$4,060,497
Health Care Providers & Services — 0.7%
VCA Antech, Inc. (1)	9,350	$339,498
		$339,498
Hotels, Restaurants & Leisure — 0.9%
Cheesecake Factory, Inc. (1)	17,010	$453,316
		$453,316
Household Durables — 3.9%
Jarden Corp. (1)	31,840	$1,219,472
Universal Electronics, Inc. (1)	23,110	643,845
		$1,863,317
Household Products — 1.6%
Church & Dwight Co., Inc.	15,240	$767,334
		$767,334

2

Insurance — 3.2%
Philadelphia Consolidated Holding Corp. (1)	5,310	$233,587
Protective Life Corp.	16,205	713,668
Security Capital Assurance, Ltd.	20,180	569,681
		$1,516,936
Internet Software & Services — 1.8%
VeriSign, Inc. (1)	33,450	$840,264
		$840,264
IT Services — 2.8%
Euronet Worldwide, Inc. (1)	24,790	$665,859
MoneyGram International, Inc.	24,600	682,896
		$1,348,755
Life Sciences Tools & Services — 0.5%
Bruker BioSciences Corp. (1)	24,490	$257,635
		$257,635
Machinery — 4.0%
Kadant, Inc. (1)	19,220	$487,419
RBC Bearings, Inc. (1)	18,159	607,055
Titan International, Inc.	32,490	822,972
		$1,917,446
Media — 2.5%
Central European Media Enterprises, Ltd., Class A (1)	10,900	$964,650
Live Nation, Inc. (1)	9,810	216,409
		$1,181,059
Metals & Mining — 3.1%
Aber Diamond Corp.	24,950	$931,043
IAMGOLD Corp.	40,850	314,954
Meridian Gold, Inc. (1)	8,690	221,856
		$1,467,853
Multiline Retail — 1.8%
Big Lots, Inc. (1)	26,995	$844,404
		$844,404
Multi-Utilities — 1.0%
CMS Energy Corp.	27,000	$480,600
		$480,600
Oil, Gas & Consumable Fuels — 7.9%
Denbury Resources, Inc. (1)	26,850	$799,862
Forest Oil Corp. (1)	22,190	740,480
Foundation Coal Holdings, Inc.	10,260	352,328
Petrohawk Energy Corp. (1)	58,730	773,474

3

Quicksilver Resources, Inc. (1)	8,870	$352,760
Range Resources Corp.	22,580	754,172
		$3,773,076
Personal Products — 1.3%
Playtex Products, Inc. (1)	47,300	$641,861
		$641,861
Real Estate Investment Trusts (REITs) — 1.9%
Acadia Realty Trust	12,950	$337,607
Douglas Emmett, Inc.	12,550	320,402
Equity One, Inc.	8,740	231,610
		$889,619
Road & Rail — 1.9%
Kansas City Southern (1)	20,880	$742,910
Landstar System, Inc.	4,100	187,944
		$930,854
Semiconductors & Semiconductor Equipment — 3.0%
AMIS Holdings, Inc. (1)	32,000	$350,400
Intersil Corp., Class A	9,160	242,648
Verigy, Ltd. (1)	36,370	853,604
		$1,446,652
Software — 4.3%
i2 Technologies, Inc. (1)	9,460	$227,040
Parametric Technology Corp. (1)	46,450	886,731
Sybase, Inc. (1)	37,200	940,416
		$2,054,187
Specialty Retail — 1.8%
Barnes & Noble, Inc.	11,760	$463,932
Men’s Warehouse, Inc.	8,035	378,047
		$841,979
Trading Companies & Distributors — 1.5%
GATX Corp.	14,750	$705,050
		$705,050
Wireless Telecommunication Services — 1.7%
NII Holdings, Inc., Class B (1)	10,750	$797,435
		$797,435
Total Common Stocks (identified cost $37,947,580)		$46,796,377

4

Short-Term Investments — 2.2%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.74% (2)	$1,020	$1,020,209
Total Short-Term Investments (at amortized cost, $1,020,209)		$1,020,209
Total Investments — 100.1% (identified cost $38,967,789)		$47,816,586
Other Assets, Less Liabilities — (0.1)%		$(25,795)
Net Assets — 100.0%		$47,790,791

(1)	Non-income producing security.
(2)

Affiliated investment investing in high quality, U.S. Dollar denominated money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of March 31, 2007.

The Portfolio did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$38,969,700
Gross unrealized appreciation	$9,412,011
Gross unrealized depreciation	(565,125)
Net unrealized appreciation	$8,846,886

5

Eaton Vance Utilities Fund as of March 31, 2007 (Unaudited)

Eaton Vance Utilities Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Utilities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2007, the value of the Fund’s investment in the Portfolio was $1,533,775,364 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Utilities Portfolio                                                                                                                                  as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Broadcasting and Cable — 2.5%
Idearc, Inc.	47,500	$1,667,250
Inmarsat PLC	1,400,000	10,539,322
Rogers Communications, Inc., Class B (1)	800,000	26,208,000
		$38,414,572
Chemicals — 0.0%
Arkema ADR (2)	1,249	$71,359
		$71,359
Commercial Services & Supplies — 0.3%
Biffa PLC	750,000	$5,065,986
		$5,065,986
Construction & Engineering — 1.0%
Vinci SA	100,000	$15,538,515
		$15,538,515
Diversified Telecommunication Services — 0.7%
TeliaSonera AB	1,300,000	$11,224,731
		$11,224,731
Electric Utilities — 38.6%
AES Corp. (2)	750,000	$16,140,000
Allegheny Energy, Inc. (2)	592,900	29,135,106
ALLETE, Inc. (1)	316,666	14,762,969
American Electric Power Co., Inc.	175,000	8,531,250
BKW FMB Energie AG	15,000	1,558,866
CEZ AS	450,000	19,795,548
CPFL Energia S.A. ADR (1)	100,000	4,230,000
E. ON AG	150,000	20,348,251
E. ON AG ADR (1)	260,000	11,741,600
EDF Energies Nouvelles S. A. (1)(2)	38,000	2,306,111
Edison International	750,000	36,847,500
Enel SPA (1)	1,894,410	20,216,730
Entergy Corp.	250,000	26,230,000
Exelon Corp.	200,000	13,742,000
FirstEnergy Corp.	500,000	33,120,000
Fortis, Inc. (3)	200,000	4,855,892
Fortum Oyj (1)	350,000	10,157,325
FPL Group, Inc.	381,860	23,358,376
Iberdrola S.A.	650,000	30,682,342
International Power PLC ADR (1)	50,000	3,925,500
ITC Holdings Corp.	250,584	10,847,781
Mirant Corp. (2)	750,000	30,345,000
Northeast Utilities	200,000	6,554,000

NorthWestern Corp.	375,000	$13,286,250
NRG Energy, Inc. (1)(2)	470,000	33,858,800
PG&E Corp.	575,000	27,755,250
PPL Corp.	600,000	24,540,000
Reliant Energy, Inc. (1)(2)	10,481	212,974
RWE AG (1)	245,000	25,809,191
Scottish and Southern Energy PLC	1,100,770	33,385,364
Scottish Power PLC (3)(4)	366,666	0
Scottish Power PLC	500,015	7,871,033
Sierra Pacific Resources (2)	200,000	3,476,000
Southern Co.	250,000	9,162,500
TXU Corp.	525,000	33,652,500
		$592,442,009
Gas Utilities — 5.6%
AGL Resources, Inc.	200,000	$8,544,000
Enagas	483,673	12,442,912
Enbridge, Inc. (1)	150,000	4,897,500
Equitable Resources, Inc.	70,000	3,382,400
Gaz de France (1)	175,000	8,143,975
Spectra Energy Corp.	850,000	22,329,500
TransCanada Corp.	200,000	6,648,464
TransCanada Corp. (1)	600,000	19,968,000
		$86,356,751
Integrated Oil — 0.7%
Statoil ASA ADR (1)	250,000	$6,770,000
Total SA ADR	50,000	3,489,000
		$10,259,000
Oil and Gas-Exploration and Production — 0.7%
Hess Corp.	70,000	$3,882,900
Southwestern Energy Co. (2)	100,000	4,098,000
Talisman Energy, Inc. (1)	150,000	2,634,000
		$10,614,900
Oil and Gas-Refining and Marketing — 0.9%
Neste Oil Oyj (1)	380,000	$13,035,669
		$13,035,669
Telecommunications Services — 21.0%
AT&T, Inc.	1,728,750	$68,164,612
BCE, Inc. (1)	352,641	9,972,687
Bell Aliant Regional Communications Income Fund (2)(3)(5)	27,941	715,197
BT Group PLC ADR	311,200	18,675,112
Chunghwa Telecom Co., Ltd. ADR	351,400	6,999,888
Elisa Oyj (1)	775,000	22,377,646
Embarq Corp.	250,000	14,087,500
Hellenic Telecommunications Organization SA (2)	225,000	6,115,802

Koninklijke (Royal) KPN NV	1,700,000	$26,395,666
Qwest Communications International, Inc. (1)(2)	247,500	2,225,025
Telecom Italia SPA	4,000,000	9,860,781
Telefonica 02 Czech Republic	340,000	8,824,251
Telefonos de Mexico SA de CV (Telmex) ADR (1)	775,000	25,885,000
Telenor ASA	1,000,000	17,578,771
TELUS Corp. (1)	500,000	25,000,000
Verizon Communications, Inc.	950,000	36,024,000
Windstream Corp.	1,549,026	22,755,192
		$321,657,130
Utilities-Electric and Gas — 17.8%
Avista Corp.	75,000	$1,817,250
CMS Energy Corp. (1)	2,300,000	40,940,000
Constellation Energy Group, Inc.	520,000	45,214,000
Duke Energy Corp.	800,000	16,232,000
Dynegy, Inc., Class A (2)	2,500,000	23,150,000
MDU Resources Group, Inc.	195,000	5,604,300
National Grid PLC	1,544,772	24,297,227
PNM Resources, Inc.	75,000	2,422,500
Public Service Enterprise Group, Inc.	352,668	29,285,551
Puget Energy, Inc.	100,000	2,568,000
Red Electrica de Espana	590,000	27,767,368
Sempra Energy	220,000	13,422,200
Suez SA ADR (1)	530,000	28,026,400
TransAlta Corp.	100,000	2,157,000
Wisconsin Energy Corp.	200,000	9,704,000
		$272,607,796
Water Utilities — 3.3%
Basin Water, Inc. (1)(2)	155,000	$1,064,850
Severn Trent PLC	300,000	8,439,235
United Utilities PLC	200,003	2,970,120
Veolia Environment ADR (1)	500,000	37,160,000
		$49,634,205
Wireless Telecommunication Services — 4.6%
Alltel Corp.	390,000	$24,180,000
China Netcom Group Corp. (Hong Kong), Ltd. ADR (1)	2,500	130,650
Cosmote Mobile Telecommunications S.A.	300,000	8,948,210
Leap Wireless International, Inc. (1)(2)	285,000	18,804,300
Vodafone Group PLC ADR (1)	706,687	18,981,613
		$71,044,773
Total Common Stocks (identified cost $1,068,941,023)		$1,497,967,396

Warrants — 0.0%

Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc., Exp. 12/10/07 (2)	8,205	$779
		$779
Total Warrants (identified cost $0)		$779

Short-Term Investments — 22.7%

Security	(Shares/Interest 000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.30% (6)(7)	291,379	$291,379,429
Investment in Cash Management Portfolio, 4.74% (6)	57,026	57,026,061
Total Short-Term Investments (at amortized cost, $348,405,490)		$348,405,490
Total Investments — 120.4% (identified cost $1,417,346,513)		$1,846,373,665
Other Assets, Less Liabilities — (20.4)%		$(312,359,696)
Net Assets — 100.0%		$1,534,013,969

ADR	—	American Depository Receipt
(1)		All or a portion of these securities were on loan at March 31, 2007.
(2)		Non-income producing security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		Deferred shares.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $715,197 or 0.0% of the Portfolio’s net assets.

(6)

Affiliated investments investing in high quality, U.S. Dollar denominated money market instruments, and that are available to Eaton Vance portfolios and funds. The rates shown are the annualized seven-day yield as of March 31, 2007.

(7)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan as of March 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	86.8%	$1,331,619,977
Canada	6.7%	103,056,740
United Kingdom	6.0%	92,568,287
Spain	4.6%	70,892,622
Germany	3.0%	46,157,442
Finland	3.0%	45,570,640
Italy	2.0%	30,077,511
Czech Republic	1.9%	28,619,799
Netherlands	1.7%	26,395,666
France	1.7%	25,988,601
Norway	1.2%	17,578,771
Greece	1.0%	15,064,012
Sweden	0.7%	11,224,731
Switzerland	0.1%	1,558,866
	120.4%	$1,846,373,665

The Portfolio did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,417,959,846
Gross unrealized appreciation	$431,312,011
Gross unrealized depreciation	(2,898,192)
Net unrealized appreciation	$428,413,819

The net unrealized depreciation on foreign currency at March 31, 2007, was $6,450.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	May 21, 2007

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 21, 2007